Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income (loss)	$ (2,274)		(13,766)	68,552	3,510
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Loss (gain) on disposal of property and equipment		[1]	(2)	36	38
Depreciation of property and equipment	2,351		14,228	15,791	16,541
Amortization of other non-current assets	17		102	102	122
Amortization of acquired intangible assets	16		99	703	3,503
(Gain) loss on sale of trading securities	22		133		(698)
Loss (gain) on the change in fair value of trading securities	(31)		(190)	190	1,173
Gain on sale of available-for-sale securities	(4,146)		(25,100)		(39)
Gain on investments under cost method				(4)	(920)
Impairment recognized on investments under cost method					3,373
(Income) loss from equity method investments	76		463	857	(1,639)
Recovery of doubtful accounts	(710)		(4,296)	(3,807)	(6,841)
Employee share-based compensation	208		1,261	2,076	7,127
(Gain) loss from short sale of stock options	3,582		21,685	(94,027)	(37,942)
Changes in operating assets and liabilities:
Trade receivables	(313)		(1,896)	5,401	4,963
Amounts due from related parties	1,013		6,134	(10,067)	(1,248)
Inventories	(66)		(404)	202	(986)
Real estate property under development	(4,923)		(29,800)	(33,684)	(305,469)
Prepaid expenses and other current assets	4,652		28,160	(31,216)	441
Accounts payable and accrued expenses	(7)		(44)	10,286	4,312
Accounts payable to related parties	(947)		(5,730)	6,135
Advance from customers	1,197		7,242	3,468	4,032
Deferred revenue and deferred subsidies	(472)		(2,855)	34,664	243,257
Income taxes payable	(99)		(597)	357	533
Other taxes payable	(10)		(58)	(39)	553
Deferred taxes, net	(53)		(323)	(776)	193
Net cash used in operating activities	(917)		(5,554)	(24,800)	(62,994)
Cash flows from investing activities:
Decrease in restricted cash				4	157
Decrease (increase) in term deposits	(28)		(171)	(178)	3,066
Payments to acquire investments under equity method				(26,792)	(228,940)
Cash paid for business acquisition, net of cash acquired					(2,200)
Cash acquired on termination of Investment Trust Plan				16,158
Proceeds from sale of trading securities	9		54		47,175
Purchase of trading securities					(47,835)
Purchases of available-for-sale securities	(53,702)		(325,095)	(767,590)	(334,560)
Proceeds from sale of available-for-sale securities	103,893		628,938	706,278	302,171
Proceeds from (payments for) options	(5,602)		(33,918)	98,534	41,613
Purchase of property and equipment	(409)		(2,477)	(8,464)	(6,489)
Proceeds from sale of property and equipment	2		11	155	138
Dividends received on investment				4	920
Net cash (used in) provided by investing activities	44,163		267,342	18,109	(224,784)
Cash flows from financing activities:
Payments for repurchase of common stock				(29)
Capital contributed by non-controlling interest					49,523
Net cash provided by (used in) financing activities				(29)	49,523
Effect of exchange rate changes on cash	(1,376)		(8,323)	(713)	(5,018)
Cash held for sale	(14,407)		(87,214)
Net (decrease) increase in cash and cash equivalents	27,463		166,251	(7,433)	(243,273)
Cash and cash equivalents at the beginning of the year	41,282		249,912	257,345	500,618
Cash and cash equivalents at the end of the year	68,745		416,163	249,912	257,345
Supplemental cash flow information:
Cash paid during the year for income taxes	$ 76		463	1,085	326

[1]	Less than RMB1 (US$1)